Material Cybersecurity Incident Disclosure	12 Months Ended
Sep. 30, 2024
Material Cybersecurity Incident [Line Items]
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false